Label	Element	Value
Monetta Young Investor Growth Fund | SPDR S&P 500 Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	30.30%
Monetta Young Investor Growth Fund | Vanguard S&P 500 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.80%
Monetta Young Investor Growth Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.10%
Monetta Young Investor Growth Fund | Alphabet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.10%
Monetta Young Investor Growth Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Monetta Young Investor Growth Fund | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.00%
Monetta Young Investor Growth Fund | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.20%
Monetta Young Investor Growth Fund | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Monetta Young Investor Growth Fund | Tesla, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Monetta Young Investor Growth Fund | Meta Platforms, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.90%
Monetta Young Investor Growth Fund | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	24.10%
Monetta Young Investor Growth Fund | Retail [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.70%
Monetta Young Investor Growth Fund | Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.50%
Monetta Young Investor Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Monetta Young Investor Growth Fund | Healthcare [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.90%
Monetta Young Investor Growth Fund | Basic Material [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%
Monetta Young Investor Growth Fund | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Monetta Young Investor Growth Fund | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Monetta Young Investor Growth Fund | Broad Based ETFs [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	50.10%
Percent of Total Investments	oef_PctOfTotalInv	50.10%
Monetta Young Investor Growth Fund | Internet [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.90%
Monetta Young Investor Growth Fund | Retial-Specialty [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.80%
Monetta Young Investor Growth Fund | Computer-Software [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Monetta Young Investor Growth Fund | Bank-Money Center [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Monetta Young Investor Growth Fund | Electronic-Semiconductor [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Monetta Young Investor Growth Fund | Computer Data Storage [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Monetta Young Investor Growth Fund | Automobile [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Monetta Young Investor Growth Fund | Healthcare-Biomedical/Genetic [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Monetta Young Investor Growth Fund | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.40%